BALANCE SHEET (Parenthetical) - $ / shares	Sep. 30, 2022	Dec. 31, 2021	Apr. 22, 2021
Preferred stock, par value, (per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common Stock Subject To Redemption [Member]
Temporary equity, shares outstanding	11,500,000	11,500,000
Temporary equity, redemption value	$ 10.07	$ 10.00
Temporary equity, shares issued	11,500,000	11,500,000
Common Class A [Member]
Common shares, par value, (per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized	300,000,000	300,000,000
Common shares, shares issued	115,000	115,000
Common shares, shares outstanding	115,000	115,000
Common Class B [Member]
Common shares, par value, (per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares authorized	30,000,000	30,000,000
Common shares, shares issued	2,875,000	2,875,000
Common shares, shares outstanding	2,875,000	2,875,000